United States
Securities and Exchange Commission
Washington, DC  20549

Form 13F


Report for the Calendar Year or Quarter Ended:	March 31, 2006

Report type:	13F Holdings Report

If amended report check here:[X] Amendment Number: 1

If amended report is a restatement, check here: [X]

Institutional Investment Manager Filing this Report:

Name:		Rockledge Partners, LLC
		6701 Democracy Blvd., Suite 204
		Bethesda, MD  20817

13F File Number #801-62314

Person signing this report on Behalf of Reporting Manager:

Name:		Wayne H. Shaner
Title:		Managing Partner
Phone:		301-897-2090

Signature, Place, and Date of Signing:



Wayne H. Shaner,	Bethesda, MD  	January 24, 2007


I am signing this report as required by the Securities Exchange Act of 1934.

Comment: This amended return reflects non-material adjustments to the aggregateshares under management.
         There are no new holdings in this amendment.



                                                      Rockledge Partners, LLC.
                                                              FORM 13F
                                                         March 31, 2006

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Inc                       Com              00206R102      801    29620 SH       SOLE                    29620
Alleghany Corp                 Com              017175100     3438    11876 SH       SOLE                    11876
Altria Group Inc.              Com              02209s103    15319   216190 SH       SOLE                   216190
Anadarko Pete Corp.            Com              032511107    10782   106740 SH       SOLE                   106740
Anglogold Ltd ADR              Com              035128206     8681   160400 SH       SOLE                   160400
Automatic Data Processing      Com              053015103    17213   376820 SH       SOLE                   376820
BJ's Wholesale Club Inc.       Com              05548J106     7630   242150 SH       SOLE                   242150
BP Plc-Spons. ADR              Com              055622104      255     3700 SH       SOLE                     3700
Barrick Gold Corp              Com              067901108     5384   197650 SH       SOLE                   197650
Becton Dickinson & Co.         Com              075887109      260     4225 SH       SOLE                     4225
Berkshire Hathaway A           Com              084670108      452        5 SH       SOLE                        5
Berkshire Hathaway B           Com              084670207    27367     9086 SH       SOLE                     9086
CBS Corp                       Com              124857202    15969   665920 SH       SOLE                   665920
Canon Inc. - Spons. ADR        Com              138006309     4016    60800 SH       SOLE                    60800
Cincinnati Financial Corp      Com              172062101     9979   237210 SH       SOLE                   237210
Coca-Cola Company              Com              191216100    16827   401885 SH       SOLE                   401885
Danaher Corp                   Com              235851102    10987   172880 SH       SOLE                   172880
Deere & Co.                    Com              244199105    18638   235780 SH       SOLE                   235780
Diageo Plc-ADR                 Com              25243q205     9514   150000 SH       SOLE                   150000
Dresser-Rand Group Inc.        Com              261608103    11558   465100 SH       SOLE                   465100
Eastman Kodak Corp.            Com              277461109    13795   485065 SH       SOLE                   485065
Emerson Electric Co.           Com              291011104      286     3425 SH       SOLE                     3425
Exxon Mobil Corp               Com              30231G102     5205    85520 SH       SOLE                    85520
Fifth Third Bancorp            Com              316773100     7608   193280 SH       SOLE                   193280
Fiserv, Inc.                   Com              337738108     1107    26020 SH       SOLE                    26020
Gannett Company                Com              364730101    10091   168415 SH       SOLE                   168415
General Dynamics Corp          Com              369550108     6250    97680 SH       SOLE                    97680
General Electric Co.           Com              369604103    22214   638700 SH       SOLE                   638700
Genuine Parts Co.              Com              372460105    13627   310900 SH       SOLE                   310900
GlaxoSmithKline PLC - Spons. A Com              37733W105     9677   185000 SH       SOLE                   185000
Gold Fields Ltd ADR            Com              38059t106    11116   505720 SH       SOLE                   505720
Grainger, W.W. Inc.            Com              384802104     7040    93430 SH       SOLE                    93430
Home Depot Inc.                Com              437076102    11128   263080 SH       SOLE                   263080
Honda Motor Co. ADR            Com              438128308    16337   527690 SH       SOLE                   527690
J.P. Morgan Chase & Co         Com              46625H100    15002   360280 SH       SOLE                   360280
LaBranche & Co Inc             Com              505447102     8011   506690 SH       SOLE                   506690
Lockheed Martin Corporation    Com              539830109      721     9600 SH       SOLE                     9600
Markel Corporation             Com              570535104    16342    48395 SH       SOLE                    48395
Merrill Lynch & Co Inc         Com              590188108    12665   160800 SH       SOLE                   160800
Mohawk Industries              Com              608190104      242     3000 SH       SOLE                     3000
Morgan Stanley                 Com              617446448    11295   179795 SH       SOLE                   179795
Newmont Mining Corp.           Com              651639106    10957   211155 SH       SOLE                   211155
Nokia Corp ADR                 Com              654902204    13219   638000 SH       SOLE                   638000
Old Republic Intl              Com              680223104     8336   382037 SH       SOLE                   382037
Pfizer, Inc.                   Com              717081103     1182    47420 SH       SOLE                    47420
Procter & Gamble               Com              742718109    17178   298080 SH       SOLE                   297930
Rockwell Automation Inc.       Com              773903109      216     3000 SH       SOLE                     3000
Royal Dutch Shell PLC - ADR Cl Com              780259107    11790   180971 SH       SOLE                   180971
Royal Gold Inc.                Com              780287108     8608   237850 SH       SOLE                   237850
Statoil ASA - Sponsored ADR    Com              85771p102    15375   539860 SH       SOLE                   539860
The Walt Disney Co.            Com              254687106    20363   730110 SH       SOLE                   730110
Unilever PLC Sponsored ADR     Com              904767704     4703   114500 SH       SOLE                   114500
Wachovia Corp                  Com              929903102      824    14700 SH       SOLE                    14700
Washington Post - Cl B         Com              939640108    12828    16515 SH       SOLE                    16515